Income Tax Expense (Details Narrative) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Tax Expense - Schedule Of Deferred Income Tax Assets Liabilities Details
Domestic tax rate, percent	26.00%	26.00%
Investments in foreign subsidiaries	$ 8,700	$ 7,800